Schedule H, Line 4a - Schedule of Delinquent Participant Contributions - The Toro Company Retirement Plan (Details) - EBP 203	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Participant Contributions Transferred Late to Plan	$ 7,531
Total that Constitute Nonexempt Prohibited Transactions, Contributions not corrected	7,531
Total that Constitute Nonexempt Prohibited Transactions, Contributions corrected outside VFCP	0
Total that Constitute Nonexempt Prohibited Transactions, Contributions pending correction in VFCP	0
Total fully corrected under VFCP and PTE 2002-51	$ 0